Private Equity Offering - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 23, 2013	May 31, 2014	Feb. 28, 2015
Equity and Equity Units Offering Disclosure [Line Items]
Exercisable warrants, exercise price			$ 0.50
Private Equity Offering
Equity and Equity Units Offering Disclosure [Line Items]
Units sold at private equity offering	11,153,850
Price per unit	$ 1.30
Proceeds from units sold at private equity offering	$ 14.5	$ 14.5
Number of common stock per unit	2	2
Number of shares issued		20,989,494
Warrant to purchase common share	1	1
Exercisable warrants, exercise price	$ 0.75	$ 0.75
Number of common stock warrants issued		11,153,850